Summary of Activity in Accounts Receivable Allowance for Doubtful Accounts and Sales Returns (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jul. 01, 2016	Jun. 27, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Receivables [Abstract]
Balance, beginning of period	$ 32,893	$ 23,585	$ 23,585	$ 16,458	$ 12,304
Provision for doubtful accounts	11,861	12,014	26,160	26,083	13,311
Write-offs, net of recoveries	(11,495)	(6,714)	(16,852)	(18,956)	(9,157)
Balance, end of period	$ 33,259	$ 28,885	$ 32,893	$ 23,585	$ 16,458